Financial Instruments - Summary of Significant Unobservable Inputs to Valuation (Parenthetical) (Detail) ₨ in Millions	Mar. 31, 2018 INR (₨)
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [abstract]
Carrying value	₨ 1,545